Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Capital
CET1 capital	$ 68,082	$ 62,184
Tier 1 capital	74,005	67,861
Total capital	84,928	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios
Credit risk	448,821	417,835
Market risk	27,374	28,917
Operational risk	70,047	66,104
Total RWA	$ 546,242	$ 512,856
Capital ratios and Leverage ratio
CET1 ratio	12.50%	12.10%
Tier 1 capital ratio	13.50%	13.20%
Total capital ratio	15.50%	15.20%
Leverage ratio	4.80%	4.30%
Leverage ratio exposure (billions)	$ 1,552,900	$ 1,570,500